UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS
OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number    811-04704
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Primary Trend Fund, Inc.
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(Exact name of registrant as specified in charter)

700 N. Water Street, Milwaukee, WI 53202
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(Address of principal executive offices) (Zip code)

Lilli Gust
Arnold Investment Counsel Incorporated
700 N. Water Street, Milwaukee, WI 53202
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(Name and address of agent for service)

Registrant's telephone number, including area code:   (414) 271-2726

Date of fiscal year end:      June 30
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Date of reporting period:   September 30, 2007
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Item 1.  SCHEDULE OF INVESTMENTS.

Portfolio of Investments
September 30, 2007 (Unaudited)

The Primary Trend Fund

Shares or
Principal				Market
Amount			Cost	Value

	COMMON STOCKS	81.1%
9,000	Abbott Laboratories (Pharmaceuticals)		$298,404	$482,580
35,000	ADC Telecommunications, Inc.* (Communications Equipment)		573,489	686,350
5,000	Allstate Corp. (Insurance)		135,401	285,950
5,000	Amgen, Inc.* (Biotechnology)		274,475	282,850
10,000	Anheuser-Busch Companies, Inc. (Beverages)		350,805	499,900
23,333	Aqua America, Inc. (Water Utilities)		479,140	529,192
5,000	AstraZeneca plc (Pharmaceuticals)		244,807	250,350
5,000	Best Buy Co., Inc. (Specialty Retail)		232,057	230,100
6,998	BP plc (Oil, Gas and Consumable Fuels)		143,640	485,311
20,000	CBS Corp. (Media)		569,600	630,000
12,000	Coca-Cola Co. (Beverages)		512,540	689,640
35,000	Del Monte Foods Co. (Food Products)		398,498	367,500
10,000	Eastman Kodak Co. (Leisure Equipment & Products)		277,232	267,600
15,000	Eli Lilly & Co. (Pharmaceuticals)		816,628	853,951
23,000	General Electric Co. (Industrial Conglomerates)		668,649	952,200
17,000	Home Depot, Inc. (Specialty Retail)		640,390	551,480
20,000	Intel Corp. (Semiconductors)		476,994	517,200
7,000	Johnson & Johnson (Pharmaceuticals)		299,250	459,900
30,000	Journal Communication, Inc. (Media)		386,541	284,400
35,000	KB Home (Home Construction)		1,202,249	877,100
25,000	Kraft Foods, Inc. (Food Products)		805,050	862,750
30,000	Micron Technology, Inc.* (Semiconductors)		345,950	333,000
28,000	Microsoft Corp. (Software)		738,458	824,880
20,000	Motorola, Inc. (Communications Equipment)		356,300	370,600
10,000	Mylan Laboratories, Inc. (Pharmaceuticals)		198,200	159,600
10,000	Newmont Mining Corp. (Metals & Mining)		421,077	447,300
12,000	Occidental Petroleum Corp. (Oil, Gas and Consumable Fuels)		121,944	768,960
6,000	PartnerRe Ltd. (Insurance)		200,735	473,940
30,000	Pfizer, Inc. (Pharmaceuticals)		725,809	732,900
60,000	Pier 1 Imports, Inc.* (Specialty Retail)		402,103	283,800
25,000	Schering-Plough Corp. (Pharmaceuticals)		430,799	790,750
10,000	The New York Times Co. (Media)		213,484	197,600
10,000	Tribune Co. (Media)		251,441	273,200
8,000	United Technologies Corp. (Aerospace & Defense)		165,968	643,840
17,000	Waste Management, Inc. (Commercial Services & Supplies)		638,792	641,580
	Total Common Stocks		14,996,899	17,988,254

	BONDS AND NOTES	1.8%
	Corporate Bond
$400,000	Alabama Power Co., 3.13%, 5/1/08		399,229	395,358
	Total Bonds and Notes		399,229	395,358

	SHORT-TERM INVESTMENTS	17.9%
	Variable Rate Demand Notes
3,970,274	US Bank Demand Note, 4.88%, 11/15/07		3,970,274	3,970,274

	Total Short-Term Investments		3,970,274	3,970,274

	TOTAL INVESTMENTS	100.8%	$19,366,402	22,353,886
	Liabilities less Other Assets	(0.8)%		(182,536)
	NET ASSETS	100.0%		$22,171,350

* Non-income producing

NOTES TO SCHEDULE OF INVESTMENTS
September 30, 2007 (unaudited)

Organization
The Primary Trend Fund, Inc. ("Trend Fund") began operations on September 15, 1986. The Trend Fund is registered under the Investment Company Act of 1940 as an open-end investment management company.

Each security, excluding securities with 60 days or less remaining to maturity, is valued at the last sale price, or if no sale is reported, the average of the latest bid and asked prices. Price information on listed stocks is taken from the exchange where the security is primarily traded. Other securities for which market quotations are not readily available are valued under procedures approved by the Board of Directors. Securities with 60 days or less remaining to maturity are valued at amortized cost, which approximates market value.

Security transactions are recorded on the trade date. Dividend income is recorded on the ex-dividend date. Interest income is recorded as earned, and includes amortization of premiums and discounts. Securities gains and losses are determined on the basis of identified cost, which is the same basis used for federal income tax purposes.

The preparation of financial statements in conformity with accounting principles generally accepted in the United States ("GAAP") requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.

Tax Information

At September 30, 2007, gross unrealized appreciation and depreciation of investments, based on aggregate cost for federal income tax purposes of $19,366,402 for the Trend Fund, was as follows:

Unrealized appreciation	$3,762,466
Unrealized (depreciation)	(774,982)
Net appreciation/(depreciation) on investments	$2,987,484

ITEM 2.  CONTROLS AND PROCEDURES.

(a)The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended are effective based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this document.

(b)There were no changes in the registrant’s internal controls over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3.  EXHIBITS.

(a) Certifications pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Primary Trend Fund, Inc.

By (Signature and Title) /s/Lilli Gust
Lilli Gust, Principal Executive Officer

Date:  November 29, 2007

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title) /s/Lilli Gust
Lilli Gust, Principal Executive Officer

Date:   November 29, 2007
By (Signature and Title) /s/Lilli Gust
Lilli Gust, Principal Financial Officer

Date:   November 29, 2007